Summary of Significant Accounting Policies - Additional information (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) segment	Dec. 31, 2022 CNY (¥) segment	Dec. 31, 2021 CNY (¥)
Summary of Significant Accounting Policies
Impairment loss of goodwill	¥ 0	¥ 0
Impairment of equity method investments	¥ 0	¥ 0	¥ 0
Number of reporting unit | segment	1	1